JPMorgan Investor Conservative Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2020 (Unaudited)

Investments	Shares (000)	Value ($000)
INVESTMENT COMPANIES — 99.0%
Alternative Assets — 1.5%
JPMorgan Systematic Alpha Fund Class R6 Shares (a)	3,866	47,900

Fixed Income — 69.1%
JPMorgan Core Bond Fund Class R6 Shares (a)	85,957	1,034,917
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	48,410	409,062
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	4,333	29,072
JPMorgan Floating Rate Income Fund Class R6 Shares (a)	8,878	69,428
JPMorgan Government Bond Fund Class R6 Shares (a)	3,167	35,753
JPMorgan High Yield Fund Class R6 Shares (a)	15,203	94,411
JPMorgan Income Fund Class R6 Shares (a)	14,644	123,299
JPMorgan Inflation Managed Bond Fund Class R6 Shares (a)	5,629	55,782
JPMorgan Limited Duration Bond Fund Class R6 Shares (a)	29,391	289,500
JPMorgan Strategic Income Opportunities Fund Class R6 Shares (a)	5,245	57,749
JPMorgan Unconstrained Debt Fund Class R6 Shares (a)	3,147	29,735

Total Fixed Income		2,228,708

International Equity — 8.5%
JPMorgan Emerging Markets Equity Fund Class R6 Shares (a)	1,900	48,373
JPMorgan Emerging Markets Research Enhanced Equity Fund Class R6 Shares (a)	2,698	36,668
JPMorgan Europe Dynamic Fund Class R6 Shares (a)	1,113	20,521
JPMorgan Global Research Enhanced Index Fund Class R6 Shares (a)	2,222	37,390
JPMorgan International Equity Fund Class R6 Shares (a)	1,559	21,762
JPMorgan International Research Enhanced Equity Fund Class R6 Shares (a)	7,857	110,625

Total International Equity		275,339

U.S. Equity — 19.9%
JPMorgan Equity Income Fund Class R6 Shares (a)	4,664	68,428
JPMorgan Intrepid Growth Fund Class R6 Shares (a)	1,643	76,222
JPMorgan Large Cap Growth Fund Class R6 Shares (a)	2,454	91,204
JPMorgan Large Cap Value Fund Class R6 Shares (a)	3,025	31,131
JPMorgan Market Expansion Enhanced Index Fund Class R6 Shares (a)	6,950	48,091
JPMorgan Mid Cap Growth Fund Class R6 Shares * (a)	930	30,925
JPMorgan Small Cap Value Fund Class R6 Shares (a)	1,610	26,992
JPMorgan U.S. Equity Fund Class R6 Shares (a)	11,346	151,690
JPMorgan U.S. Research Enhanced Equity Fund Class R6 Shares (a)	2,418	53,352
JPMorgan Value Advantage Fund Class R6 Shares (a)	2,436	63,217

Total U.S. Equity		641,252

TOTAL INVESTMENT COMPANIES (Cost $3,088,744)		3,193,199

SHORT-TERM INVESTMENTS — 1.2%
INVESTMENT COMPANIES — 1.2%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.35% (a)(b) (Cost $37,148)	37,148	37,148

Total Investments — 100.2% (Cost $3,125,892)		3,230,347
Liabilities in Excess of Other Assets — (0.2)%		(4,970)

Net Assets — 100.0%		3,225,377

Percentages indicated are based on net assets.

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of March 31, 2020.
*	Non-income producing security.

Detailed information about investment portfolios of the underlying funds can be found in shareholder reports filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in portfolio holdings filed quarterly on Form N-PORT, and are available for download from both the SEC’s as well as each respective underlying fund’s website. Detailed information about underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.

JPMorgan Investor Conservative Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2020 (Unaudited) (continued)

A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis with the AVC and the Board.

Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s net asset values per share as of the report date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$3,230,347	$—	$—	$3,230,347

(a)	All portfolio holdings designated as level 1 are disclosed individually on the SOI. Please refer to the SOI for asset class specifics of portfolio holdings.

B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds which are advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ distributions may be reinvested into the Underlying Funds. Reinvestment amounts are included in the purchase cost amounts in the table below. Amounts in the table below are in thousands.

	For the period ended March 31, 2020
Security Description	Value at June 30, 2019	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at March 31, 2020	Shares at March 31, 2020	Dividend Income	Capital Gain Distributions
JPMorgan Core Bond Fund Class R6 Shares (a)	$1,063,660	$59,032	$110,021	$1,165	$21,081	$1,034,917	85,957	$22,618	$5,178
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	449,252	16,961	58,217	226	840	409,062	48,410	10,863	—
JPMorgan Emerging Economies Fund Class R6 Shares (a)	40,505	—	39,576	566	(1,495)	—	—	—	—
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	35,823	1,338	1,722	27	(6,394)	29,072	4,333	1,338	—
JPMorgan Emerging Markets Equity Fund Class R6 Shares (a)	52,237	4,444	—	—	(8,308)	48,373	1,900	498	—
JPMorgan Emerging Markets Research Enhanced Equity Fund Class R6 Shares (a)	—	43,544	—	—	(6,876)	36,668	2,698	313	87
JPMorgan Equity Income Fund Class R6 Shares (a)	56,914	29,940	3,526	384	(15,284)	68,428	4,664	1,215	801
JPMorgan Europe Dynamic Fund Class R6 Shares (a)	25,239	2,878	1,380	(55)	(6,161)	20,521	1,113	794	—
JPMorgan Floating Rate Income Fund Class R6 Shares (a)	79,278	2,817	1,033	(108)	(11,526)	69,428	8,878	2,817	—
JPMorgan Global Research Enhanced Index Fund Class R6 Shares (a)	46,301	6,115	5,235	328	(10,119)	37,390	2,222	1,096	3,282
JPMorgan Government Bond Fund Class R6 Shares (a)	37,739	4,917	9,093	120	2,070	35,753	3,167	709	—
JPMorgan High Yield Fund Class R6 Shares (a)	100,446	9,378	—	—	(15,413)	94,411	15,203	4,573	—
JPMorgan Income Fund Class R6 Shares (a)	104,309	31,134	—	—	(12,144)	123,299	14,644	4,008	26
JPMorgan Inflation Managed Bond Fund Class R6 Shares (a)	62,568	1,074	5,612	(550)	(1,698)	55,782	5,629	1,074	—
JPMorgan International Equity Fund Class R6 Shares (a)	27,175	893	1,035	125	(5,396)	21,762	1,559	866	28
JPMorgan International Research Enhanced Equity Fund Class R6 Shares (a)	125,255	18,036	5,929	(49)	(26,688)	110,625	7,857	3,841	—
JPMorgan Intrepid America Fund Class R6 Shares (a)	156,000	—	160,464	74,295	(69,831)	—	—	—	—
JPMorgan Intrepid Growth Fund Class R6 Shares (a)	81,748	14,333	3,897	192	(16,154)	76,222	1,643	955	9,484
JPMorgan Large Cap Growth Fund Class R6 Shares (a)	43,152	72,146	9,592	351	(14,853)	91,204	2,454	271	11,456
JPMorgan Large Cap Value Fund Class R6 Shares (a)	20,665	21,749	2,102	208	(9,389)	31,131	3,025	391	—
JPMorgan Limited Duration Bond Fund Class R6 Shares (a)	289,258	16,865	9,197	(93)	(7,333)	289,500	29,391	5,556	—
JPMorgan Market Expansion Enhanced Index Fund Class R6 Shares (a)	44,919	20,850	1,780	(12)	(15,886)	48,091	6,950	690	2,453
JPMorgan Mid Cap Growth Fund Class R6 Shares *(a)	34,234	4,669	3,207	170	(4,941)	30,925	930	—	2,461
JPMorgan Small Cap Value Fund Class R6 Shares (a)	27,792	12,245	1,779	(211)	(11,055)	26,992	1,610	266	1,655
JPMorgan Strategic Income Opportunities Fund Class R6 Shares (a)	64,851	1,240	5,429	(429)	(2,484)	57,749	5,245	1,240	—
JPMorgan Systematic Alpha Fund Class R6 Shares (a)	71,049	1,518	15,890	(3,468)	(5,309)	47,900	3,866	1,517	—	(b)
JPMorgan U.S. Equity Fund Class R6 Shares (a)	153,308	45,896	22,270	2,138	(27,382)	151,690	11,346	1,468	13,621
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.35% (a)(c)	43,626	175,617	182,095	—	—	37,148	37,148	765	—
JPMorgan U.S. Research Enhanced Equity Fund Class R6 Shares (a)	—	62,446	1,437	63	(7,720)	53,352	2,418	411	187
JPMorgan Unconstrained Debt Fund Class R6 Shares (a)	33,730	897	3,429	(413)	(1,050)	29,735	3,147	897	—
JPMorgan Value Advantage Fund Class R6 Shares (a)	53,069	34,434	2,807	463	(21,942)	63,217	2,436	1,269	1,830

Total	$3,424,102	$717,406	$667,754	$75,433	$(318,840)	$3,230,347		$72,319	$52,549

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	Amount rounds to less than one thousand.
(c)	The rate shown is the current yield as of March 31, 2020.
*	Non-income producing security.